Summary of Significant Accounting Policies - Schedule of Consolidated Balance Sheets, Statement of Comprehensive Income and Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Current assets	$ 7,546,941	$ 4,887,623
Non-current assets	11,612,514	9,437,980
Total assets	19,159,455	14,325,603
Current liabilities	9,239,058	(7,136,321)
Non-current liabilities	9,693,592	(7,067,467)
Total liabilities	18,932,650	(14,203,788)
Net assets	226,805	121,815
Revenue	16,323,597	5,421,288	$ 444,169
Net loss	23,550,050	13,176,768	1,849,674
Net cash used in operating activities	(21,628,320)	(10,579,902)	(1,786,704)
Net cash used in investing activities	(3,255,146)	(6,191,933)	(4,035,534)
Net cash used in financing activities	25,430,207	15,606,726	6,573,785
Net increase (decrease) in cash and cash equivalents	$ 881,017	$ (645,369)	$ 721,417